NOTE 3: Fair Value of Financial Instruments: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Description	Level 1	Level 2	Level 3	Gains (Losses)

	$-	$-	$-	$-
Total	$-	$-	$-	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2013, on a recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)

	$-	$-	$-	$-
Total	$-	$-	$-	$-